Allowance for loan losses	12 Months Ended
Mar. 31, 2015
Allowance for loan losses

5. Allowance for loan losses

In accordance with ASC 450, a formula-based allowance utilizing historical loss factors, after adjusted for existing economic conditions where appropriate, is applied to groups of non-homogeneous loans and small balance, homogeneous loans which have not been identified as impaired. At MHBK and MHTB, when management estimates probable credit losses to determine the allowance for loan losses, small balance, homogeneous loans are classified in the retail portfolio segment to which pool allocations apply, and loans other than these classified in the retail portfolio segment are classified in the corporate portfolio segment. The corporate portfolio segment consists of loans originated by MHBK and MHTB, and includes mainly business loans such as those used for working capital and capital expenditure, as well as loans for which the primary source of repayment of the obligation is income generated by the relevant assets such as project finance, asset finance and real estate finance. The retail portfolio segment consists mainly of residential mortgage loans, originated by MHBK. The other portfolio segment consists of loans of subsidiaries other than MHBK and MHTB, such as consolidated VIEs and overseas subsidiaries. See Note 1 “Basis of presentation and summary of significant accounting policies” for further details of the methodology used to determine the allowance for loan losses and Note 4 “Loans” for further details of obligor ratings and pool allocations.

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2013, 2014 and 2015 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2013
Balance at beginning of fiscal year	535,475	126,276	20,941	682,692

Provision (credit) for loan losses	137,549	(14,180)	16,578	139,947

Charge-offs	69,845	4,249	20,503	94,597
Less: Recoveries	27,447	1,342	2,911	31,700

Net charge-offs	42,398	2,907	17,592	62,897

Others (Note)	11,269	—	1,946	13,215

Balance at end of fiscal year	641,895	109,189	21,873	772,957

2014
Balance at beginning of fiscal year	641,895	109,189	21,873	772,957

Provision (credit) for loan losses	(128,368)	(12,712)	14,850	(126,230)

Charge-offs	47,927	3,935	13,286	65,148
Less: Recoveries	21,423	3,000	2,112	26,535

Net charge-offs	26,504	935	11,174	38,613

Others (Note)	14,326	—	3,737	18,063

Balance at end of fiscal year	501,349	95,542	29,286	626,177

2015
Balance at beginning of fiscal year	501,349	95,542	29,286	626,177

Provision (credit) for loan losses	(40,167)	(33,261)	13,205	(60,223)

Charge-offs	64,634	3,266	11,322	79,222
Less: Recoveries	19,086	1,454	2,743	23,283

Net charge-offs	45,548	1,812	8,579	55,939

Others (Note)	7,543	—	2,701	10,244

Balance at end of fiscal year	423,177	60,469	36,613	520,259

Note: Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2014 and 2015:

	Corporate	Retail	Other	Total
	(in millions of yen)
2014
Allowance for loan losses	501,349	95,542	29,286	626,177

of which individually evaluated for impairment	327,011	11,735	10,562	349,308
of which collectively evaluated for impairment	174,338	83,807	18,724	276,869

Loans (Note)	54,651,867	12,922,564	6,049,109	73,623,540

of which individually evaluated for impairment	1,100,938	39,250	54,127	1,194,315
of which collectively evaluated for impairment	53,550,929	12,883,314	5,994,982	72,429,225

2015
Allowance for loan losses	423,177	60,469	36,613	520,259

of which individually evaluated for impairment	284,247	8,092	15,234	307,573
of which collectively evaluated for impairment	138,930	52,377	21,379	212,686

Loans (Note)	59,108,129	12,791,303	6,312,259	78,211,691

of which individually evaluated for impairment	788,343	31,580	49,222	869,145
of which collectively evaluated for impairment	58,319,786	12,759,723	6,263,037	77,342,546

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.

In the fiscal year ended March 31, 2013, Provision for loan losses increased by ¥162,991 million from the previous fiscal year. The increase was due primarily to an increase in allowance for loan losses as a result of an increase in foreign impaired loans that required an allowance for loan losses and increased estimated losses reflecting changes in the business environment surrounding some domestic obligors, offset in part by the effects of the continuing gradual recovery of the Japanese economy.

In the fiscal year ended March 31, 2014, Provision for loan losses decreased by ¥266,177 million from the previous fiscal year. The decrease was due primarily to a decrease in allowance for loan losses on domestic impaired loans as a result of upgrades and collections related to some borrowers and non-impaired loans reflecting upgrades in the obligor categories of a broad range of borrowers mainly through credit management activities, including business revitalization support for borrowers, reflecting the continuing gradual recovery of the Japanese economy.

In the fiscal year ended March 31, 2015, Credit for loan losses decreased by ¥66,007 million from the previous fiscal year. The decrease was due primarily to an increase in allowance for loan losses on impaired loans related to certain domestic borrowers, although the MHFG Group continued to record a credit for loan losses and recorded a decrease in allowance for loan losses on non-impaired loans as a result of upgrades in the obligor categories of a broad range of borrowers, reflecting the continuing gradual recovery of the Japanese economy.